Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018
Significant Accounting Policies (Textual)
Warrants fair value on amount					$ 2,030
Rate of deposits	8.33%
Severance pay expense	$ 42	$ 42	$ 42
Tax benefit as largest amount	50.00%
Shares subject to options outstanding	2,673,400	1,437,400	1,490,423
Operating lease liabilities	$ 36			$ 19